INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 501	$ 505
Tax credits carryforward	1,052	740
Reserve and allowances	8,692	5,504
Operating lease liabilities, net	328	344
Deferred tax assets before valuation allowance	10,573	7,093
Valuation Allowance	(1,737)	(1,311)
Deferred tax assets after valuation allowance	8,836	5,782
Deferred tax liabilities:
Convertible senior notes	(1,444)	(1,804)
Intangible assets	(578)	(1,109)
Reserve and allowances	(653)	0
Deferred tax liabilities	(2,675)	(2,913)
Deferred tax asset, net	$ 6,161	$ 2,869